Unaudited Interim Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (3,163,291)	$ (3,660,825)
Adjustments to reconcile net income to cash (used in) operating activities:
Provision (reverse) for doubtful accounts	(99,185)	(14,357)
Depreciation and amortization	45,005	48,661
Finance expenses	559,863
Non-cash operating lease expenses	130,600	106,548
Share-based compensation expenses	1,529,138	1,773,600
Foreign exchange gain	(678,837)	(42,850)
Changes in assets and liabilities
Accounts receivable	513,134	238,212
Other receivables	(120,409)	(96,868)
Prepayments		151,732
Due from related parties		(234,387)
Other non-current assets	66,553	7,623
Accounts payable	(290,006)	(162,766)
Accruals and other payables	575,917	23,477
Advance from clients	18,313	(147,524)
Taxes payable	(10,483)	(53,344)
Accounts payable - related party	(10,065)
Operating lease liabilities	(192,305)	(103,266)
Net cash used in operating activities	(1,126,058)	(2,166,334)
Cash flows from investing activities
Purchase of property and equipment	(9,657)	(5,690)
Purchase of intangible assets		(29,761)
Proceeds from disposal of subsidiaries	479,965
Net cash used in investing activities	470,308	(35,451)
Cash flows from financing activities
Due to other parties	146,154
Proceeds from issuance of convertible notes	797,460
Cash paid for stock issuance costs	(600,000)
Due from related parties		881,306
Due to related parties		(186,901)
Net cash provided by financing activities	343,614	694,405
Effect of exchange rates on cash	(186,110)	(42,813)
Net increase (decrease) in cash and restricted cash	(498,246)	(1,550,193)
Cash and restricted cash at beginning of period	2,814,010	4,648,980
Cash and restricted cash at end of period	2,315,764	3,098,787
Cash at end of period	2,220,700	3,098,787
Restricted cash at end of period	95,064
Cash and restricted cash at end of period	2,315,764	3,098,787
Supplemental disclosure information
Cash paid for interest expenses
Cash paid for income tax		420
Supplemental disclosure of non-cash financing activities:
Operating lease asset obtained in exchange for operating lease obligation	$ 179,664